Note 4 - Leases	6 Months Ended
Sep. 30, 2023
Statement Line Items [Line Items]
Disclosure of leases [text block]
4.	LEASES

For the period ending September 30, 2023, interest expense on our lease obligation was $1,427 (2022 - $5,951). The lease term matured on September 30, 2023. The below tables show the continuity of lease obligation and the reconciliation between the undiscounted and discounted balances:

Lease obligation, March 31, 2022	$96,340
Interest expense	9,673
Payments made	(71,627)
Lease obligation, March 31, 2023	34,386
Interest expense	1,427
Payments made	(35,813)
Lease obligation, September 30, 2023	-
Current portion	-
Non-current portion	$-

The weighted average incremental borrowing rate applied to the lease liabilities on April 1, 2019 was 15%.

During the period ended September 30, 2023, the Company recognized a gain on sublease of $2,962 (2022 - $2,962).

For the period ended September 30, 2023, finance income of the net investment in sublease was $1,314 (2022 - $4,295). The sublease term matured on September 30, 2023. The below table shows the continuity of net investment in sublease and the reconciliation between the undiscounted and discounted balances:

Net investment in sublease, March 31, 2022	$88,360
Finance income	8,879
Payments received	(65,702)
Net investment in sublease, March 31, 2023	31,537
Finance income	1,314
Payments received	(32,851)
Net investment in sublease, September 30, 2023	-
Current portion	-
Non-current portion	$-